INVENTORIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
INVENTORIES	INVENTORIES
Inventories mainly include batches of RUCONEST® and Joenja® and work in progress available for production of RUCONEST® and Joenja®.

Amounts in $ ‘000	2024	2023
Finished goods	16,297	18,349
Work in progress	39,002	37,706
Raw materials	425	705
Balance at December 31	55,724	56,760
Changes in the adjustment to net realizable value:

Amounts in $ ‘000	2024	2023
Balance at January 1	(4,276)	(1,971)
Addition to impairment	(7,608)	(3,878)
Release of impairment	15	—
Usage of impairment	2,749	1,673
Currency translation	457	(100)
Balance at December 31	(8,663)	(4,276)
The inventory valuation at December 31, 2024 and 2023 of $55.7 million and $56.8 million respectively, is stated net of an impairment of $8.7 million and $4.3 million for the years ended December 31, 2024 and 2023.The impairment primarily relates to products no longer eligible for commercial sales.
Inventories are available for use in commercial, pre-clinical and clinical activities. Estimates have been made with respect to the ultimate use or sale of product, taking into account current and expected sales as well as pre-clinical and clinical programs. These estimates are reflected in the additions to the impairment. The releases to the impairment relate to amendments to the estimates as a result of the fact that actual sales can differ from forecasted sales and the fact that vials allocated to pre-clinical and clinical programs can be returned to inventory. The costs of vials used in preclinical and clinical programs are presented under the research and development costs. Usage of impairment relates to the destruction of inventory previously impaired.
Cost of inventories recognized as expenses included in the costs of sales amounted $25.6 million in 2024, $21.4 million in 2023 and $17.4 million in 2022. The main portions of inventories at December 31, 2024, have expiration dates starting beyond 2024 and are generally expected to be sold and/or used before expiration.